World Omni Auto Receivables Trust 2008-B Monthly Servicer Certificate October 31, 2008	Exhibit 99.1

Dates Covered
Collections Period	10/01/08 – 10/31/08
Interest Accrual Period	10/15/08 –11/16/08
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/08	779,024,460.06	47,155
Yield Supplement Overcollateralization Amount at 09/30/08	16,799,799.07	0

Receivables Balance at 09/30/08	795,824,259.13	47,155
Principal Payments	21,636,479.78	568
Defaulted Receivables	787,379.26	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/08	16,031,172.98	0

Pool Balance at 10/31/08	757,369,227.11	46,555

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	844,948,876.89	48,396
Delinquent Receivables:
Past Due 31-60 days	10,358,677.81	591
Past Due 61-90 days	2,507,568.36	142
Past Due 91 + days	745,403.68	36

Total	13,611,649.85	769

Total 31+ Delinquent as % Ending Pool Balance	1.80%

Recoveries	353,586.14

Aggregate Net Losses—October 2008	433,793.12

Overcollateralization Target Amount	24,614,499.88

Actual Overcollateralization	24,614,499.88

Weighted Average APR, Yield Adjusted	8.51%

Weighted Average Remaining Term	58.69

Flow of Funds	$ Amount
Collections	26,894,895.51
Advances	31,322.82
Investment Earnings on Cash Accounts	61,665.02
Servicing Fee	(663,186.88)
Interest Rate Swap Receipt	68,575.00

Available Funds	26,393,271.47

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	2,701,544.18
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	23,461,272.54
(8) Remaining Amounts	230,454.75

Total Distributions of Available Funds	26,393,271.47

Servicing Fee	663,186.88
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	57,851,000.00

Total Class A & B
Note Balance @ 10/15/08	756,215,999.77
Principal Paid	23,461,272.54
Note Balance @ 11/17/08	732,754,727.23

Class A-1
Note Balance @ 10/15/08	134,364,999.77
Principal Paid	23,461,272.54
Note Balance @ 11/17/08	110,903,727.23
Note Factor @ 11/17/08	59.6256598%

Class A-2
Note Balance @ 10/15/08	240,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/08	240,000,000.00
Note Factor @ 11/17/08	100.0000000%

Class A-3a
Note Balance @ 10/15/08	134,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/08	134,000,000.00
Note Factor @ 11/17/08	100.0000000%

Class A-3b
Note Balance @ 10/15/08	65,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/08	65,000,000.00
Note Factor @ 11/17/08	100.0000000%

Class A-4
Note Balance @ 10/15/08	125,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/08	125,000,000.00
Note Factor @ 11/17/08	100.0000000%

Class B
Note Balance @ 10/15/08	57,851,000.00
Principal Paid	0.00
Note Balance @ 11/17/08	57,851,000.00
Note Factor @ 11/17/08	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,701,544.18
Total Principal Paid	23,461,272.54

Total Paid	26,162,816.72

Class A-1
Coupon	2.99840%
Interest Paid	369,306.68
Principal Paid	23,461,272.54

Total Paid to A-1 Holders	23,830,579.22

Class A-2
Coupon	4.13000%
Interest Paid	826,000.00
Principal Paid	0.00

Total Paid to A-2 Holders	826,000.00

Class A-3a
Coupon	5.13000%
Interest Paid	572,850.00
Principal Paid	0.00

Total Paid to A-3a Holders	572,850.00

Class A-3b
One-Month Libor	4.56000%
Coupon	5.91000%
Interest Paid	352,137.50
Principal Paid	0.00

Total Paid to A-3b Holders	352,137.50

Class A-4
Coupon	5.58000%
Interest Paid	581,250.00
Principal Paid	0.00

Total Paid to A-4 Holders	581,250.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3441119
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0415838

Total Distribution Amount	32.3856957

A-1 Interest Distribution Amount	1.9855198
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.1358739

Total A-1 Distribution Amount	128.1213937

A-2 Interest Distribution Amount	3.4416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	3.4416667

A-3a Interest Distribution Amount	4.2750000
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	4.2750000

A-3b Interest Distribution Amount	5.4175000
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	5.4175000

A-4 Interest Distribution Amount	4.6500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.6500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/08	136,468.06
Balance as of 10/31/08	167,790.88
Change	31,322.82

Reserve Fund
Balance as of 09/30/08	2,070,878.77
Investment Earnings	4,583.65
Prior Month’s Investment Earnings Paid	(4,763.07)
Withdrawal	0.00
Balance as of 10/31/08	2,070,699.35
Change	(179.42)

Reserve Fund Requirement	2,066,115.70